DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

1.    ORGANIZATION AND OPERATIONS

Wheels Up Partners Holdings LLC (together with its consolidated subsidiaries, “Wheels Up”, “our”, “we”, and “us”) is a limited liability company (“LLC”) organized under the laws of the state of Delaware and was formed on July 1, 2013. Wheels Up is a leading brand in private aviation that strives to deliver a total private aviation solution.

1.    ORGANIZATION AND OPERATIONS

Wheels Up Partners Holdings LLC (together with its consolidated subsidiaries, “Wheels Up”, “our”, “we”, and “us”) is a limited liability company (“LLC”) organized under the laws of the state of Delaware and was formed on July 1, 2013. Wheels Up is a leading brand in private aviation that strives to deliver a total private aviation solution.

Wheels Up provides private aviation services through membership subscriptions in the Wheels Up program, which requires members to generally pay an up-front initiation fee and recurring annual dues. We offer three tiers of membership — Connect, Core, and Business — that allow members to fly principally throughout, as well as to and from, the United States. Many of these options can be booked instantly through our innovative Wheels Up app, which was opened up to non-members to book, as well. Members can request flights directly through the member website or by contacting our Member Services team. In addition, members have the ability to explore popular features such as a variety of Shared Flights, empty-leg Hot Flights, Shuttles, and The Community, an online platform of members-only forums to facilitate flight sharing, enabling members to reduce their cost of flying private.

Wheels Up gives members access to one of the largest owned and leased fleet of aircraft. We also have a managed fleet of diverse aircraft, and a program fleet, which includes a network of safety-vetted and verified third-party aircraft, across the Turboprop, Light jet, Midsize jet, Super-Midsize jet, and Large-Cabin jet categories. Under the terms of our management agreements, managed fleet aircraft may be used to meet member and customer flights in addition to use by the aircraft owners. Furthermore, we provide wholesale charter services, through certain of our subsidiaries, to customers such as charter flight brokers and third-party operators.

During 2020, as a result of the acquisition of Delta Private Jets, LLC now known as Wheels Up Private Jets LLC (“WUPJ”), Wheels Up became a fixed-base operator (“FBO”) at the Cincinnati/Northern Kentucky International Airport (“CVG”). We also operate tech service centers located at CVG and the Fort Lauderdale-Hollywood International Airport (“FLL”), which provide comprehensive maintenance, repair, and overhaul (“MRO”) facilities and services for aircraft operated by Wheels Up and third-parties (see Note 5). We have also developed into an industry leading provider of flight management software to third-party operators and recently launched a whole aircraft acquisitions and sales service.

In addition to private aviation, as part of the Wheels Down Lifestyle Program, members receive access to world-class lifestyle and event experiences that include exclusive offerings around major sporting events, intimate concerts, the arts, and business. Members also have access to commercial aviation benefits through a partnership with Delta Air Lines, Inc. (“Delta”).

Wheels Up leases certain of our owned and leased aircraft to Gama Aviation LLC (“Gama”), a Federal Aviation Administration (“FAA”) licensed and Department of Transportation (“DOT”) registered air carrier to operate our aircraft. FAA licensed and DOT registered air carriers participate in the program and exercise full operational control of program aircraft. As of March 2, 2020, Gama was no longer a third-party independent operator as the business was acquired by Wheels Up (see Note 5).

Cik0001819516 Aspirational Consumer Lifestyle Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Aspirational Consumer Lifestyle Corp. (the “Company”), was a blank check company incorporated as a Cayman Islands exempted company on July 7, 2020. The Company was formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or other similar business combination with one or more businesses.

Business Combination

As previously announced, Aspirational Consumer Lifestyle Corp. (“Aspirational” and, after the Domestication as described below, “Wheels Up Experience Inc.” or “Wheels Up”), a Cayman Islands exempted company, previously entered into an Agreement and Plan of Merger, dated as of February 1, 2021, as amended by Amendment No. 1 to Agreement and Plan of Merger, dated as of May 6, 2021 (the “Merger Agreement”), by and among Aspirational, Wheels Up Partners Holdings LLC, a Delaware limited liability company (“WUP”), KittyHawk Merger Sub LLC, a Delaware limited liability company and a direct wholly owned subsidiary of Aspirational (“Merger Sub”), Wheels Up Blocker Sub LLC, a Delaware limited liability company and a direct wholly owned subsidiary of Aspirational (“Blocker Sub”), the Blocker Merger Subs (as defined in the Merger Agreement) and the Blockers (as defined in the Merger Agreement).

On July 13, 2021, as contemplated by the Merger Agreement and described in the section titled “Domestication Proposal” beginning on page 145 of the final prospectus and definitive proxy statement, dated June 23, 2021 (the “proxy statement/prospectus”) and filed on June 23, 2021with the Securities and Exchange Commission (the “SEC”), Aspirational filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which Aspirational was domesticated and continues as a Delaware corporation, changing its name to “Wheels Up Experience Inc.” (the “Domestication”).

As a result of and upon the effective time of the Domestication, among other things, (1) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of Aspirational (the “Aspirational Class A ordinary shares”), automatically converted, on a one-for-one basis, into a share of Class A common stock, par value $0.0001 per share, of Wheels Up (the “Wheels Up Class A common stock”); (2) each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of Aspirational (“Aspirational Class B ordinary shares”), automatically converted, on a one-for-one basis, into a share of Wheels Up Class A common stock; (3) each of the then issued and outstanding redeemable warrants of Aspirational (the “Aspirational warrants”) automatically converted into a redeemable warrant to acquire one share of Wheels Up Class A common stock (the “Wheels Up warrants”); and (4) each of the then issued and outstanding units of Aspirational that had not been previously separated into the underlying Aspirational Class A ordinary shares and underlying Aspirational warrants upon the request of the holder thereof (the “Aspirational units”), were cancelled and entitled the holder thereof to one share of Wheels Up Class A common stock and one-third of one Wheels Up warrant. No fractional shares will be issued upon exercise of the Wheels Up warrants.

On July 13, 2021, as contemplated by the Merger Agreement and described in the section titled “BCA Proposal” beginning on page 91 of the proxy statement/prospectus, Wheels Up consummated the merger transactions contemplated by the Merger Agreement, whereby (i) the Blockers simultaneously merged with and into the respective Blocker Merger Subs, with the Blockers surviving each merger as wholly owned subsidiaries of Aspirational (the “First Step Blocker Mergers”), (ii) thereafter, the surviving Blockers simultaneously merged with and into Blocker Sub, with Blocker Sub surviving each merger (the “Second Step Blocker Mergers”), and (iii) thereafter, Merger Sub merged with and into WUP, with WUP surviving the merger, with the Company as its managing member (the “Company Merger” and collectively with the First Step Blocker Mergers and the Second Step Blocker Mergers, the “Mergers” and, together with the Domestication, the “Business Combination”).

As a result of and upon the closing of the Mergers (the “Closing”), among other things, (i) all issued and outstanding equity interests of each Blocker (other than any such interests held in treasury or owned by such Blocker) as of immediately prior to the effective time of the First Step Blocker Mergers (the “First Step Blocker Effective Time”) were cancelled and converted into the right to receive in the aggregate (A) a number of shares of Wheels Up Class A common stock that is equal to the Exchange Ratio (as defined in the proxy statement/prospectus) multiplied by the aggregate number of WUP preferred interests held by such Blocker as of immediately prior to the First Step Blocker Effective Time and (B) any Earnout Shares (as defined below) that may be due and issuable pursuant to the Merger Agreement, and (ii) each outstanding WUP common interest and preferred interest (other than any WUP common interests subject to the WUP awards discussed below and the WUP preferred interests held by Blocker Sub) immediately prior to the First Step Blocker Effective Time was cancelled in exchange for the right to receive (A) a number of shares of Wheels Up Class A common stock that is equal to the Exchange Ratio and (B) any Earnout Shares that may be due and issuable pursuant to the Merger Agreement, which, in the case of all shares described in clauses (i) and (ii), together with the shares of Wheels Up Class A common stock reserved in respect of the awards described immediately below, in the aggregate equal an aggregate merger consideration of $1,885,000,000, in addition to a number of shares of Wheels Up Class A common stock that may be issued post-Closing if WUP Options (as defined below) were to be cash exercised and due to the conversion of any WUP Profits Interests (as defined below) for shares of Wheels Up Class A common stock at a level above the intrinsic value of the profits interests immediately after Closing based on a reference price per share of Wheels Up Class A common stock of $10.00, plus any Earnout Shares.

In addition, as a result of the Closing, (i) each option to purchase WUP common interests (the “WUP Options”) that was outstanding immediately prior to the effective time of the Company Merger was converted into the right to receive (as adjusted, including with respect to the applicable exercise price, based on the Exchange Ratio) an option related to the shares of Wheels Up Class A common stock, (ii) each award of WUP profits interests (the “WUP Profits Interests”) granted under any WUP incentive plan or granted directly in WUP that was outstanding immediately prior to the effective time of the Company Merger was converted into the right to receive (as adjusted based on the Exchange Ratio and to maintain the intrinsic value of such award) an award of profits interests of Wheels Up, which, upon vesting and, for members of senior management, subject to the expiration of the Lock-Up Period (as defined in the Registration Rights Agreement), are exchangeable for shares of Wheels Up Class A common stock, and (iii) each award of WUP restricted interests (the “WUP Restricted Interests”) granted under any WUP incentive plan was converted into the right to receive (as adjusted based on the Exchange Ratio) an award of restricted shares of Wheels Up Class A common stock, with substantially the same vesting and termination-related provisions as such WUP Restricted Interest.

Further, as a result of the Closing, existing WUP equityholders have the right to receive, including profits interests holders and restricted interest holders, but excluding option holders, through the issuance of Wheels Up EO Units (as defined in the Merger Agreement) that upon vesting may become exchangeable for, up to an aggregate of 9,000,000 additional shares of Wheels Up Class A common stock in three equal tranches which are issuable upon the achievement of share price thresholds for Wheels Up Class A common stock of $12.50, $15.00 and $17.50, respectively (such shares, the “Earnout Shares”).

Business Prior to the Business Combination

All activity through June 30, 2021, related to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, and identifying a target company for a business combination and consummating the acquisition of Wheels Up Partners Holdings LLC, a Delaware limited liability company (see Note 6).

The registration statement for the Company’s Initial Public Offering was declared effective on September 22, 2020. On September 25, 2020 the Company consummated the Initial Public Offering of 22,500,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $225,000,000 which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,333,333 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to Aspirational Consumer Lifestyle Sponsor LLC (the “Sponsor”), generating gross proceeds of $6,500,000, which is described in Note 4.

Following the closing of the Initial Public Offering on September 25, 2020, an amount of $225,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.

On September 29, 2020, the underwriters notified the Company of their intent to partially exercise their over-allotment option for settlement on October 2, 2020. As such, on October 2, 2020, the Company consummated the sale of an additional 1,474,632 Units, at $10.00 per Unit, and the sale of an additional 196,617 Private Placement Warrants, at $1.50 per Private Placement Warrant, generating total gross proceeds of $15,041,246. A total of $14,746,320 of the net proceeds was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account on October 2, 2020 to $239,746,320 (see Note 9).

Transaction costs amounted to $13,763,667, consisting of $4,794,926 of underwriting fees, $8,391,121 of deferred underwriting fees and $577,619 of other offering costs.

Liquidity and Going Concern Consideration

As of June 30, 2021, the Company had $28,673 in its operating bank account, and a working capital deficiency of approximately $4.3 million.

Prior to the completion of the Initial Public Offering, the Company’s liquidity needs had been satisfied through a contribution of $25,000 from Sponsor to cover for certain formation and offering costs in exchange for the issuance of the Founder Shares, the loan of up to $300,000 from the Sponsor pursuant to the Note (see Note 5), and the proceeds from the consummation of the Private Placement not held in the Trust Account. The Note was repaid on September 25, 2020. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 5). As of June 30, 2021 the company had $250,000 in working capital loans outstanding.

On March 8, 2021, and April 30, 2021, the Company issued Promissory Notes to the Sponsor, pursuant to which the Company borrowed an aggregate principal amount of $100,000 and $150,000, respectively. On February 1, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 55,000,000 Company Class A ordinary shares for an aggregate purchase price equal to $550,000,000 (the “PIPE Investment”). Subsequent to these financial statements, On July 13, 2021, the Company consummated the previously announced merger pursuant to a certain Agreement and Plan of Merger, dated February 1, 2021, by and among the Company, Wheels Up, KittyHawk Merger Sub LLC, Wheels Up Blocker Sub LLC, the Blocker Merger Subs (as defined in the Merger Agreement) and the Blockers (as defined in the Merger Agreement). Concurrent to the closing, on July 13, 2021, the company had access to $550,000,000 in financing with subscription agreements with certain investors (collectively, the “PIPE Investors”) (Note 6.) Management has determined that they have sufficient funds to operate its business for the 12 months following the date of these financial statements.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Aspirational Consumer Lifestyle Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on July 7, 2020. The Company was formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or other similar business combination with one or more businesses (“Business Combination”).

Although the Company is not limited to a particular industry or geographic region for purposes of completing a Business Combination, the Company intends to focus on businesses with premium brands that offer an aspirational lifestyle experience to consumers. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2020, the Company had not commenced any operations. All activity for the period from July 7, 2020 (inception) through December 31, 2020 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, identifying a target company for a Business Combination, and activities in connection with the proposed acquisition of Wheels Up Partners Holdings LLC, a Delaware limited liability company (“Wheels Up”) (see Note 10).

The registration statement for the Company’s Initial Public Offering was declared effective on September 22, 2020. On September 25, 2020 the Company consummated the Initial Public Offering of 22,500,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $225,000,000 which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,333,333 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to Aspirational Consumer Lifestyle Sponsor LLC (the “Sponsor”), generating gross proceeds of $6,500,000, which is described in Note 5.

Following the closing of the Initial Public Offering on September 25, 2020, an amount of $225,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.

On September 29, 2020, the underwriters notified the Company of their intent to partially exercise their over-allotment option for settlement on October 2, 2020. As such, on October 2, 2020, the Company consummated the sale of an additional 1,474,632 Units, at $10.00 per Unit, and the sale of an additional 196,617 Private Placement Warrants, at $1.50 per Private Placement Warrant, generating total gross proceeds of $15,041,246. A total of $14,746,320 of the net proceeds was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account on October 2, 2020 to $239,746,320.

Transaction costs amounted to $13,763,667, consisting of $4,794,926 of underwriting fees, $8,391,121 of deferred underwriting fees and $577,620 of other offering costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward completing a Business Combination. The Company must complete its initial Business Combination with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes, if permitted, and excluding the amount of any deferred underwriting discount held in trust). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount held in the Trust Account (initially $10.00 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 following any related share redemptions and, if the Company seeks shareholder approval, it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the Company. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Company’s Sponsor has agreed to vote its Founder Shares (as defined in Note 6) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.

The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below), or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Share.

The Company will have until September 25, 2022 (as such period may be extended pursuant to the Company’s Amended and Restated Memorandum and Articles of Association, the “Combination Period”) to complete a Business Combination. If the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s Board of Directors, liquidate and dissolve, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 7) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of trust assets, in each case net of the interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Going Concern

As of December 31, 2020, the Company had $719,926 in its operating bank accounts, $239,795,125 in securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its ordinary shares in connection therewith and working capital deficit of $155,767. As of December 31, 2020, approximately $50,000 of the amount on deposit in the Trust Account represented interest income.

Until the consummation of a Business Combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination.

The Company will need to raise additional capital through loans or additional investments from its Sponsor, shareholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the issuance date of the financial statements. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risk and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.